Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of goodwill [Abstract]
Goodwill [Table text block]
Philips Group
Goodwill
in millions of EUR
2016 - 2017
	2016	2017
Balance as of January 1:
Cost	10,704	11,151
Impairments	(2,181)	(2,253)
Book value	8,523	8,898
Changes in book value:
Acquisitions	140	1,548
Divestments and transfers to assets classified as held for sale	(13)	(1,878)
Translation differences and other	248	(836)
Balance as of December 31:
Cost	11,151	9,074
Impairments	(2,253)	(1,343)
Book value	8,898	7,731

Goodwill allocated to the cash-generating units [Text block]
Philips Group
Goodwill allocated to the cash-generating units
in millions of EUR
2016 - 2017
	2016	2017
Image-Guided Therapy	1,106	2,242
Patient Care & Monitoring Solutions	1,506	1,349
Sleep & Respiratory Care	1,958	1,819
Professional	1,671
Other (units carrying a non-significant goodwill balance)	2,657	2,321
Book value	8,898	7,731

Key assumptions and sensitivity analysis [Text block]
Philips Group
Key assumptions
in %
2017
	compound sales growth rate [1] )
	initial forecast period	extra-polation period [2] )	used to calculate terminal value [3] )	pre-tax discount rates
Image-Guided Therapy	5.3	4.0	2.3	10.9
Patient Care & Monitoring Solutions	3.8	4.8	2.3	12.3
Sleep & Respiratory Care	7.2	5.6	2.3	12.1
1) Compound sales growth rate is the annualized steady growth rate over the forecast period
2) Also referred to later in the text as compound long-term sales growth rate
3) The historical long-term growth rate is only applied to the first year after the 5 year extrapolation period, after which no further growth is assumed for the terminal value calculation
Philips Group
Key assumptions
in %
2016
	compound sales growth rate [1] )
	initial forecast period	extra-polation period [2] )	used to calculate terminal value [3] )	pre-tax discount rates
Image-Guided Therapy	7.1	5.6	2.7	12.1
Patient Care & Monitoring Solutions	6.4	4.6	2.7	14.3
Sleep & Respiratory Care	6.8	4.6	2.7	12.6
Professional	5.0	4.3	2.7	13.9
1) Compound sales growth rate is the annualized steady growth rate over the forecast period
2) Also referred to later in the text as compound long-term sales growth rate
3) The historical long-term growth rate is only applied to the first year after the 5 year extrapolation period, after which no further growth is assumed for the terminal value calculation